Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Basic and diluted loss per share
Net loss attributable to the equity holders of the Parent	$ (37,113,975)	$ (27,666,386)
Weighted-average shares outstanding	6,688,032	4,825,829
Basic net loss per share attributable to equity holders of the Parent	$ (5.5)	$ (5.7)